Consolidated Statements of Operations (Parentheticals) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Workspace membership revenue		¥ 34		¥ 242		¥ 159
Marketing and branding service revenue		26,043		24,993		45,528
Other service revenue		1,709		27,357		25,928
Workspace membership		27		853		3,490
Marketing and branding service revenue		¥ 42,923		¥ 96,971		¥ 14,495
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (8.99)	$ (1.27)	¥ (794.12)	[2]	¥ (5,554.51)	[2]
Diluted (in Shares)	[1]	540,836	540,836	367,293		359,422

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.
[2]	During the years ended December 31, 2021, 2022 and 2023, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options, warrants and conversion of convertible bonds as potentially dilutive ordinary shares and are excluded from the calculation for the period, as their effects would be anti-dilutive.